Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of accounts receivable (accounts payable and accrued expenses) to related parties

Accounts receivable / (Accounts payable and accrued expenses) to related parties are as follows:

Related Party	At June 30, 2020	At December 31, 2019
TBG	$45,430	$(241,870)
R3	(19,931)	(19,931)
	$25,499	$(261,801)

Accounts receivable (accounts payable and accrued expenses) to related parties are as follows:

Related Party	At December 31, 2019	At December 31, 2018
TBG	$(241,870)	$160,590
R3	(19,931)	(21,931)
	$(261,801)	$138,659